Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Total Revenues		¥ 707,003	¥ 632,721	¥ 1,364,816	¥ 1,241,534
Income before Income Taxes		79,331	120,733	164,346	220,789
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		549,794	497,902	1,065,266	964,192
Income before Income Taxes		35,235	66,184	85,684	118,925
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	60,575	56,246	109,392	123,687
Income before Income Taxes	[1]	16,791	26,190	24,916	60,057
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	96,634	78,573	190,158	153,655
Income before Income Taxes	[2]	¥ 27,305	¥ 28,359	¥ 53,746	¥ 41,807

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East